UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period:   3/31/13

Item 1.  Reports to Stockholders.

Equinox Funds trust

EQUINOX ABRAHAM Strategy fund

Equinox absolute return plus strategy fund

Equinox Chesapeake strategy fund

Equinox crabel strategy fund

Equinox Eclipse strategy fund

Equinox john locke strategy fund

Equinox qcm strategy fund

Equinox Tiverton strategy fund

Semi - Annual Report

March 31, 2013

1-888-643-3431

www.equinoxfundmanagement.com

Distributed by Northern Lights Distributors, LLC

Equinox Abraham Strategy Fund
PORTFOLIO REVIEW
March 31, 2013 (Unaudited)

The Fund's performance figures* for the six months ended March 31, 2013, as compared to its benchmark:

		Start of Performance ** -
	Six Months	March 31, 2013
Equinox Abraham Strategy Fund
Class I	(1.23)%	(3.30)%
Barclay BTOP50 Index ***	(0.75)%	(1.28)%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end please call  1-888-643-3431.

** Commencement of operations is April 19, 2012. Start of performance is September 10, 2012.

*** The Barclay BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2013 there are 20 funds in the BTOP50 Index.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	58.8%
Other/Cash & Cash Equivalents Less Liabilities	41.2%
	100.0%

Equinox Absolute Return Plus Strategy Fund
PORTFOLIO REVIEW
March 31, 2013 (Unaudited)

The Fund's performance figures* for the six months ended March 31, 2013, as compared to its benchmark:

			Start of Performance ** -
		Six Months	March 31, 2013
Equinox Absolute Return Plus Strategy Fund
Class I		(0.10)%	0.40%
Barclay BTOP50 Index ***		(0.75)%	(1.33)%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end please call  1-888-643-3431.

** Commencement of operations is April 19, 2012. Start of performance is September 12, 2012.

*** The Barclay BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2013 there are 20 funds in the BTOP50 Index.

	Holdings by Asset Class	% of Net Assets
	Exchange Traded Funds	64.7%
	Systematic Trading Companies	16.0%
	Other/Cash & Cash Equivalents Less Liabilities	19.3%
		100.0%

Equinox Chesapeake Strategy Fund
PORTFOLIO REVIEW
March 31, 2013 (Unaudited)

The Fund's performance figures* for the six months ended March 31, 2013, as compared to its benchmark:

		Start of Performance ** -
	Six Months	March 31, 2013
Equinox Chesapeake Strategy Fund
Class I	(1.15)%	(5.70)%
Barclay BTOP50 Index ***	(0.75)%	(1.28)%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end please call  1-888-643-3431.

** Commencement of operations is April 19, 2012. Start of performance is September 10, 2012.

*** The Barclay BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2013 there are 20 funds in the BTOP50 Index.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	60.0%
Other/Cash & Cash Equivalents Less Liabilities	40.0%
	100.0%

Equinox Crabel Strategy Fund
PORTFOLIO REVIEW
March 31, 2013 (Unaudited)

The Fund's performance figures* for the six months ended March 31, 2013, as compared to its benchmark:

		Start of Performance ** -
		March 31, 2013
Equinox Crabel Strategy Fund
Class I		1.80%
Barclay BTOP50 Index ***		1.31%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end please call  1-888-643-3431.

** Commencement of operations is April 19, 2012. Start of performance is March 8, 2013.

*** The Barclay BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2013 there are 20 funds in the BTOP50 Index.

Holdings by Asset Class	% of Net Assets
Other/Cash & Cash Equivalents Less Liabilities	100.0%
	100.0%

Equinox Eclipse Strategy Fund
PORTFOLIO REVIEW
March 31, 2013 (Unaudited)

The Fund's performance figures* for the six months ended March 31, 2013, as compared to its benchmark:

		Start of Performance ** -
	Six Months	March 31, 2013
Equinox Eclipse Strategy Fund
Class I	7.49%	11.25%
Barclay BTOP50 Index ***	(0.75)%	(0.28)%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end please call  1-888-643-3431.

** Commencement of operations is January 25, 2012. Start of performance is April 18, 2012.

*** The Barclay BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2013 there are 20 funds in the BTOP50 Index.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	59.8%
Systematic Trading Companies	22.7%
Other/Cash & Cash Equivalents Less Liabilities	17.5%
	100.0%

Equinox John Locke Strategy Fund
PORTFOLIO REVIEW
March 31, 2013 (Unaudited)

The Fund's performance figures* for the six months ended March 31, 2013, as compared to its benchmark:

		Start of Performance ** -
	Six Months	March 31, 2013
Equinox John Locke Strategy Fund
Class I	(5.69)%	(7.40)%
Barclay BTOP50 Index ***	(0.75)%	(2.13)%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end please call  1-888-643-3431.

** Commencement of operations is January 25, 2012. Start of performance is February 27, 2012.

*** The Barclay BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2013 there are 20 funds in the BTOP50 Index.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	65.9%
Systematic Trading Companies	23.2%
Other/Cash & Cash Equivalents Less Liabilities	10.9%
	100.0%

Equinox QCM Strategy Fund
PORTFOLIO REVIEW
March 31, 2013 (Unaudited)

The Fund's performance figures* for the six months ended March 31, 2013, as compared to its benchmark:

		Start of Performance ** -
	Six Months	March 31, 2013
Equinox QCM Strategy Fund
Class I	(6.48)%	(4.41)%
Barclay BTOP50 Index ***	(0.75)%	(2.13)%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end please call  1-888-643-3431.

** Commencement of operations is January 25, 2012. Start of performance is February 27, 2012.

*** The Barclay BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2013 there are 20 funds in the BTOP50 Index.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	61.8%
Systematic Trading Companies	24.0%
Other/Cash & Cash Equivalents Less Liabilities	14.2%
	100.0%

Equinox Tiverton Strategy Fund
PORTFOLIO REVIEW
March 31, 2013 (Unaudited)

The Fund's performance figures* for the six months ended March 31, 2013, as compared to its benchmark:

		Start of Performance ** -
	Six Months	March 31, 2013
Equinox Tiverton Strategy Fund
Class I	(2.64)%	(4.10)%
Barclay BTOP50 Index ***	(0.75)%	(0.05)%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end please call  1-888-643-3431.

** Commencement of operations is April 19, 2012. Start of performance is April 23, 2012.

*** The Barclay BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2013 there are 20 funds in the BTOP50 Index.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	62.9%
Systematic Trading Companies	16.0%
Other/Cash & Cash Equivalents Less Liabilities	21.1%
	100.0%

Equinox Abraham Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2013 (Unaudited)
	Shares		Value
EXCHANGE TRADED FUNDS - 58.8%
DEBT FUNDS - 58.8%
	4,650	Vanguard Short-Term Bond ETF (Cost - $376,363)	$ 376,603

		TOTAL INVESTMENTS - 58.8% (Cost - $376,363)(a)	$ 376,603
		OTHER ASSETS AND LIABILITIES - NET - 41.2%	263,773
		TOTAL NET ASSETS - 100.0%	$ 640,376

(a)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $376,363 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 240
		Unrealized depreciation:	-
		Net unrealized appreciation:	$ 240

		SWAP+	Unrealized Loss

Total return swap with Deutsche Bank AG, London Branch.  The swap provides exposure to the total returns of the managed futures program of Abraham Trading Company (“Abraham”) calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank.  The reference index is comprised at any given time of trading positions selected by Abraham that include over-the-counter foreign exchange and currency option transactions and exchange traded futures and options in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. Under the terms of the swap, Equinox has the ability to periodically adjust the notional level of the swap.  The swap was effective on September 11, 2012 and has a term of five years therefrom unless earlier terminated.  In addition, the swap provides for an 0.35% fee to Deutsche Bank accrued on the notional level of the swap. (Notional Value $626,904)

$ (3,173)
		Total Net Unrealized Loss on Swap Contract	$ (3,173)

+	All or a portion of this investment is a holding of Equinox Abraham Strategy Fund Limited

See accompanying notes to consolidated financial statements.

Equinox Absolute Return Plus Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2013 (Unaudited)
	Shares		Value
EXCHANGE TRADED FUNDS - 64.7%
DEBT FUNDS - 64.7%
	200	Vanguard Short-Term Bond ETF (Cost - $16,178)	$ 16,198

SYSTEMATIC TRADING COMPANIES - 16.0%
	41	E2 Mesirow Trade Co. - Absolute Return Plus Program LLC +*
		(Cost - $3,890)	4,000

		TOTAL INVESTMENTS - 80.7% (Cost $20,068) (a)	$ 20,198
		OTHER ASSETS AND LIABILITIES - NET - 19.3%	4,837
		TOTAL NET ASSETS - 100.0%	$ 25,035

(a)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $20,157 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 41
		Unrealized depreciation:	-
		Net unrealized appreciation:	$ 41

*	Non-Income producing security.
+	All or a portion of this investment is a holding of Equinox Absolute Return Plus Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox Chesapeake Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2013 (Unaudited)
	Shares		Value
EXCHANGE TRADED FUNDS - 60.0%
DEBT FUNDS - 60.0%
	14,400	iShares Barclays 1-3 Year Credit Bond Fund	$ 1,519,776
	18,500	Vanguard Short-Term Bond ETF	1,498,315
		TOTAL EXCHANGE TRADED FUNDS ($3,020,811)	3,018,091

		TOTAL INVESTMENTS - 60.0% (Cost - $3,020,811)(a)	$ 3,018,091
		OTHER ASSETS AND LIABILITIES - NET - 40.0%	2,011,703
		TOTAL NET ASSETS - 100.0%	$ 5,029,794

(a)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $3,020,811 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ -
		Unrealized depreciation:	(2,720)
		Net unrealized depreciation:	$ (2,720)

		SWAP+	Unrealized Loss

Total return swap with Deutsche Bank AG, London Branch.  The swap provides exposure to the total returns of the Diversified Program of Chesapeake Capital Corporation (“Chesapeake”) calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank.  The reference index is comprised at any given time of trading positions selected by Chesapeake that include over-the-counter foreign exchange and currency option transactions and exchange traded futures and options in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. Under the terms of the swap, Equinox has the ability to periodically adjust the notional level of the swap.  The swap was effective on September 11, 2012 and has a term of five years therefrom unless earlier terminated.  In addition, the swap provides for an 0.35% fee to Deutsche Bank accrued on the notional level of the swap. (Notional Value $6,510,000)

$ (11,583)
		Total Net Unrealized Loss on Swap Contract	$ (11,583)

+	All or a portion of this investment is a holding of Equinox Chesapeake Strategy Fund Limited

See accompanying notes to consolidated financial statements.

Equinox Crabel Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2013 (Unaudited)
	Shares		Value
		TOTAL INVESTMENTS - 0.0% (Cost - $0)	$ -
		OTHER ASSETS AND LIABILITIES - NET - 100.0%	10,181
		TOTAL NET ASSETS - 100.0%	$ 10,181

		SWAP+	Unrealized Gain

Total return swap with Deutsche Bank AG, London Branch.  The swap provides exposure to the total returns of the Diversified Program of Crabel Capital Management, LLC (“Crabel”) calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank.  The reference index is comprised at any given time of trading positions selected by Crabel that include over-the-counter foreign exchange and currency option transactions and exchange traded futures and options in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. Under the terms of the swap, Equinox has the ability to periodically adjust the notional level of the swap.  The swap was effective on March 4, 2013 and has a term of five years therefrom unless earlier terminated.  In addition, the swap provides for an 0.35% fee to Deutsche Bank accrued on the notional level of the swap. (Notional Value $10,000)

$ 183
		Total Net Unrealized Gain on Swap Contract	$ 183

+	All or a portion of this investment is a holding of Equinox Crabel Strategy Fund Limited

See accompanying notes to consolidated financial statements.

Equinox Eclipse Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2013 (Unaudited)
	Shares		Value

EXCHANGE TRADED FUNDS - 59.8%
DEBT FUNDS - 59.8%
	1,650	Vanguard Short-Term Bond ETF (Cost - $133,529)	$ 133,634

SYSTEMATIC TRADING COMPANIES - 22.7%
	348	E2 Eclipse Trade Co. - Global Monetary Program LLC +*
		(Cost - $36,536)	50,905

		TOTAL INVESTMENTS - 82.5% (Cost - $170,065) (a)	$ 184,539
		OTHER ASSETS AND LIABILITIES - NET - 17.5%	39,084
		TOTAL NET ASSETS - 100.0%	$ 223,623

(a)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $170,521 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 14,018
		Unrealized depreciation:	-
		Net unrealized appreciation:	$ 14,018

*	Non-Income producing security.
+	All or a portion of this investment is a holding of Equinox Eclipse Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox John Locke Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2013 (Unaudited)
	Shares		Value
		EXCHANGE TRADED FUNDS - 65.9%
		DEBT FUNDS - 65.9%
	9,000	iShares Barclays 1-3 Year Credit Bond Fund	$ 949,860
	11,700	Vanguard Short-Term Bond ETF	947,583
		TOTAL EXCHANGE TRADED FUNDS (Cost - $1,895,224)	1,897,443

		SYSTEMATIC TRADING COMPANIES - 23.2%
	9,560	E2 John Locke Trade Co. - Cyril Program LLC + *
		(Cost - $791,857)	667,461

		TOTAL INVESTMENTS - 89.1% (Cost - $2,687,081) (a)	$ 2,564,904
		OTHER ASSETS AND LIABILITIES - NET - 10.9%	313,733
		TOTAL NET ASSETS - 100.0%	$ 2,878,637

(a)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $2,632,250 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 2,219
		Unrealized depreciation:	(69,565)
		Net unrealized depreciation:	$ (67,346)

*	Non-Income producing security.
+	All or a portion of this investment is a holding of Equinox John Locke Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox QCM Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2013 (Unaudited)
	Shares		Value
EXCHANGE TRADED FUNDS - 61.8%
DEBT FUNDS - 61.8%
	950	Vanguard Short-Term Bond ETF (Cost - $76,888)	$ 76,941

SYSTEMATIC TRADING COMPANIES - 24.0%
	447	E2 QCM Trade Co. - Global Diversified Program LLC +*
		(Cost - $31,405)	29,819

		TOTAL INVESTMENTS - 85.8% (Cost - $108,293) (a)	$ 106,760
		OTHER ASSETS AND LIABILITIES - NET - 14.2%	17,668
		TOTAL NET ASSETS - 100.0%	$ 124,428

(a)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $108,651 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 53
		Unrealized depreciation:	(1,944)
		Net unrealized depreciation:	$ (1,891)

*	Non-Income producing security.
+	All or a portion of this investment is a holding of Equinox QCM Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox Tiverton Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2013 (Unaudited)
	Shares		Value
EXCHANGE TRADED FUNDS - 62.9%
DEBT FUNDS - 62.9%
	150	Vanguard Short-Term Bond ETF (Cost - $12,133)	$ 12,148

SYSTEMATIC TRADING COMPANIES - 16.0%
	42	E2 Tiverton Trade Co. - Discretionary Program LLC +*
		(Cost - $3,664)	3,093

		TOTAL INVESTMENTS - 78.9% (Cost - $15,797) (a)	$ 15,241
		OTHER ASSETS AND LIABILITIES - NET - 21.1%	4,080
		TOTAL NET ASSETS - 100.0%	$ 19,321

(a)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $15,696 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 15
		Unrealized depreciation:	(470)
		Net unrealized depreciation:	$ (455)

*	Non-Income producing security.
+	All or a portion of this investment is a holding of Equinox Tiverton Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2013 (Unaudited)

	Abraham		Absolute Return Plus	Chesapeake
	Strategy Fund		Strategy Fund	Strategy Fund
ASSETS
Investment securities:
At cost	$ 376,363		$ 20,068	$ 3,020,811
At fair value	$ 376,603		$ 20,198	$ 3,018,091
Cash	279,316		19,355	941,726
Swap margin balance	127,848	(1)	-	1,102,000	(1)
Receivable due from Advisor	8,257		9,333	5,078
Dividends and interest receivable	1		-	4
Prepaid expenses & other assets	7,385		13,545	7,656
TOTAL ASSETS	799,410		62,431	5,074,555

LIABILITIES
Payable for investments purchased	125,550		-	11,583
Unrealized depreciation on swap contract	3,173		-	-
Fees payable to other affiliates	4,600		8,005	6,865
Accrued expenses and other liabilities	25,711		29,391	26,313
TOTAL LIABILITIES	159,034		37,396	44,761
NET ASSETS	$ 640,376		$ 25,035	$ 5,029,794

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 643,731		$ 25,074	$ 5,048,912
Accumulated net investment loss	(422)		(187)	(4,815)
Accumulated net realized gain on investments and swap contracts	-		18	-
Net unrealized appreciation (depreciation) on investments
and swap contracts	(2,933)		130	(14,303)
NET ASSETS	$ 640,376		$ 25,035	$ 5,029,794

Net Asset Value Per Share:
Class I Shares:
Net Assets	$ 640,376		$ 25,035	$ 5,029,794
Shares of beneficial interest outstanding	66,213		2,504	533,292
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share
	$ 9.67		$ 10.00	$ 9.43

(1) This balance has been pledged as collateral for swap contract.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Continued)
March 31, 2013 (Unaudited)

	Crabel		Eclipse	John Locke
	Strategy Fund		Strategy Fund	Strategy Fund
ASSETS
Investment securities:
At cost	$ -		$ 170,065	$ 2,687,081
At fair value	$ -		$ 184,539	$ 2,564,904
Cash	8,000		65,575	349,820
Swap margin Balance	2,000	(1)	-	-
Unrealized appreciation on swap contract	183		-	-
Receivable due from Advisor	6,505		7,927	8,523
Dividends and interest receivable	-		-	1
Prepaid expenses & other assets	-		1,824	2,034
TOTAL ASSETS	16,688		259,865	2,925,282

LIABILITIES
Fund shares repurchased	-		-	9,288
Fees payable to other affiliates	2,673		5,518	-
Accrued expenses and other liabilities	3,834		30,724	37,357
TOTAL LIABILITIES	6,507		36,242	46,645
NET ASSETS	$ 10,181		$ 223,623	$ 2,878,637

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 10,000		$ 211,051	$ 3,130,240
Accumulated net investment loss	(2)		(1,909)	(34,167)
Accumulated net realized gain (loss) on investments and swap contracts	-		7	(95,259)
Net unrealized appreciation (depreciation) on
investments and swap contracts	183		14,474	(122,177)
NET ASSETS	$ 10,181		$ 223,623	$ 2,878,637

Net Asset Value Per Share:

Class I Shares:
Net Assets	$ 10,181		$ 223,623	$ 2,878,637
Shares of beneficial interest outstanding	1,000		20,228	314,288
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share
	$ 10.18		$ 11.06	$ 9.16

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Continued)
March 31, 2013 (Unaudited)

	QCM	Tiverton
	Strategy Fund	Strategy Fund
ASSETS
Investment securities:
At cost	$ 108,293	$ 15,797
At fair value	$ 106,760	$ 15,241
Cash	52,436	40,274
Receivable due from Advisor	8,349	8,436
Prepaid expenses & other assets	2,970	1,812
TOTAL ASSETS	170,515	65,763

LIABILITIES
Fees payable to other affiliates	10,116	11,121
Accrued expenses and other liabilities	35,971	35,321
TOTAL LIABILITIES	46,087	46,442
NET ASSETS	$ 124,428	$ 19,321

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 126,383	$ 19,951
Accumulated net investment loss	(822)	(74)
Accumulated net realized gain on investments and swap contracts	400	-
Net unrealized appreciation (depreciation) of
investments and swap contracts	(1,533)	(556)
NET ASSETS	$ 124,428	$ 19,321

Net Asset Value Per Share:

Class I Shares:
Net Assets	$ 124,428	$ 19,321
Shares of beneficial interest outstanding	13,138	2,015
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share
	$ 9.47	$ 9.59

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2013 (Unaudited)

	Abraham	Absolute Return Plus	Chesapeake
	Strategy Fund *	Strategy Fund *	Strategy Fund
INVESTMENT INCOME
Dividends	$ 346	$ 35	$ 4,290
Interest	6	2	59
TOTAL INVESTMENT INCOME	352	37	4,349

EXPENSES
Investment advisory fees	524	92	6,177
Professional fees	13,964	29,101	13,981
Accounting services fees	14,748	16,773	16,771
Transfer agent fees	9,050	10,279	10,272
Printing and postage expenses	7,811	8,011	8,011
Custodian fees	3,042	3,065	3,065
Registration fees	1,737	-	1,737
Administrative services fees	1,583	1,283	2,088
Trustees fees and expenses	1,069	1,138	1,117
Compliance officer fees	265	287	265
Other expenses	1,663	1,683	1,684
TOTAL EXPENSES	55,456	71,712	65,168

Less: Fees waived/reimbursed by the Advisor	(54,682)	(71,577)	(56,004)

NET EXPENSES	774	135	9,164
NET INVESTMENT LOSS	(422)	(98)	(4,815)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	-	18	-
Net change in unrealized appreciation (depreciation) on:
Investments	240	41	(2,720)
Swap contracts	(2,954)	-	(11,129)
	(2,714)	41	(13,849)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
	(2,714)	59	(13,849)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$ (3,136)	$ (39)	$ (18,664)

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended March 31, 2013 (Unaudited)

	Crabel	Eclipse	John Locke
	Strategy Fund	Strategy Fund	Strategy Fund
INVESTMENT INCOME
Dividends	$ -	$ 193	$ 5,458
Interest	-	11	184
TOTAL INVESTMENT INCOME	-	204	5,642

EXPENSES
Investment advisory fees	4	599	11,681
Professional fees	2,511	16,166	15,646
Accounting services fees	1,540	14,823	17,195
Transfer agent fees	956	9,143	11,479
Printing and postage expenses	548	5,452	5,217
Custodian fees	329	3,065	3,048
Compliance officer fees	176	480	5,428
Trustees fees and expenses	165	853	5,362
Administrative services fees	1	1,249	4,295
Other expenses	281	1,636	1,565
TOTAL EXPENSES	6,511	53,466	80,916

Less: Fees waived/reimbursed by the Advisor	(6,509)	(52,587)	(63,812)

NET EXPENSES	2	879	17,104
NET INVESTMENT LOSS	(2)	(675)	(11,462)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on:
Investments	-	(770)	(117,942)
Net change in unrealized appreciation (depreciation) on:
Investments	-	14,018	(67,346)
Swap contracts	183	-	-
	183	14,018	(67,346)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
	183	13,248	(185,288)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
	$ 181	$ 12,573	$ (196,750)

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended March 31, 2013 (Unaudited)

	QCM	Tiverton
	Strategy Fund	Strategy Fund
INVESTMENT INCOME
Dividends	$ 105	$ 26
Interest	6	5
TOTAL INVESTMENT INCOME	111	31

EXPENSES
Investment advisory fees	312	71
Professional fees	15,731	15,014
Accounting services fees	16,771	16,774
Transfer agent fees	10,272	10,277
Printing and postage expenses	5,245	5,551
Custodian fees	3,064	2,647
Administrative services fees	1,306	1,269
Trustees fees and expenses	525	725
Compliance officer fees	265	279
Other expenses	1,573	1,665
TOTAL EXPENSES	55,064	54,272

Less: Fees waived/reimbursed by the Advisor	(54,604)	(54,167)

NET EXPENSES	460	105
NET INVESTMENT LOSS	(349)	(74)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	285	-
Net change in unrealized appreciation (depreciation) on:
Investments	(1,891)	(455)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,606)	(455)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (1,955)	$ (529)

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Abraham		Absolute Return Plus
	Strategy Fund		Strategy Fund
	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	March 31, 2013	September 30,	March 31, 2013	September 30,
	(Unaudited)	2012+	(Unaudited)	2012+
FROM OPERATIONS
Net investment loss	$ (422)	$ (22)	$ (98)	$ (15)
Net realized gain (loss) from investments and swap contracts	-	-	18	-
Net change in unrealized appreciation (depreciation) on
investments and swap contracts	(2,714)	(219)	41	89
Net increase (decrease) in net assets resulting from operations	(3,136)	(241)	(39)	74
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	-	-	(74)	-
From distributions to shareholders	-	-	(74)	-
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	623,753	95,000	-	25,000
Net asset value of shares issued in reinvestment of distributions:	-	-	74	-
Payments for shares redeemed:	-	(75,000)	-	-
Net increase in net assets from shares of beneficial interest	623,753	20,000	74	25,000

TOTAL INCREASE (DECREASE) IN NET ASSETS	620,617	19,759	(39)	25,074

NET ASSETS
Beginning of Period	19,759	-	25,074	-
End of Period*	$ 640,376	$ 19,759	$ 25,035	$ 25,074
* Includes accumulated net investment loss of:	$ (422)	$ -	$ (187)	$ (15)

SHARE ACTIVITY
Shares Sold	64,195	9,518	-	2,497
Shares Reinvested	-	-	7	-
Shares Redeemed	-	(7,500)	-	-
Net increase in shares of beneficial interest outstanding	64,195	2,018	7	2,497

+	The Abraham Strategy Fund and Absolute Return Plus Strategy Fund commenced operations on April 19, 2012.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Chesapeake		Crabel
	Strategy Fund		Strategy Fund
	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	March 31, 2013	September 30,	March 31, 2013	September 30,
	(Unaudited)	2012+	(Unaudited)	2012+
FROM OPERATIONS
Net investment loss	$ (4,815)	$ (13)	$ (2)	$ -
Net change in unrealized appreciation (depreciation) on investments and swap contracts
	(13,849)	(454)	183	-
Net increase (decrease) in net assets resulting from operations	(18,664)	(467)	181	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	5,038,925	10,000	9,000	1,000
Net increase in net assets from shares of beneficial interest	5,038,925	10,000	9,000	1,000

TOTAL INCREASE IN NET ASSETS	5,020,261	9,533	9,181	1,000

NET ASSETS
Beginning of Period	9,533	-	1,000	-
End of Period*	$ 5,029,794	$ 9,533	$ 10,181	$ 1,000
* Includes accumulated net investment loss of:	$ (4,815)	$ -	$ (2)	$ -

SHARE ACTIVITY
Shares Sold	532,292	1,000	900	100
Net increase in shares of beneficial interest outstanding	532,292	1,000	900	100

+	The Chesapeake Strategy Fund and Crabel Strategy Fund commenced operations on April 19, 2012.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Eclipse		John Locke
	Strategy Fund		Strategy Fund
	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	March 31, 2013	September 30,	March 31, 2013	September 30,
	(Unaudited)	2012+	(Unaudited)	2012+
FROM OPERATIONS
Net investment loss	$ (675)	$ (346)	$ (11,462)	$ (9,906)
Net realized gain (loss) on investments and swap contracts	(770)	777	(117,942)	22,683
Net change in unrealized appreciation (depreciation) on investments and swap contracts
	14,018	456	(67,346)	(54,831)
Net increase (decrease) in net assets resulting from operations	12,573	887	(196,750)	(42,054)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	(888)	-	(12,799)	-
From distributions to shareholders	(888)	-	(12,799)	-
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	57,344	152,819	164,950	3,596,696
Net asset value of shares issued in reinvestment of distributions:	888	-	12,799	-
Payments for shares redeemed:	-	-	(526,736)	(117,469)
Net increase in net assets from shares of beneficial interest	58,232	152,819	(348,987)	3,479,227

TOTAL INCREASE (DECREASE) IN NET ASSETS	69,917	153,706	(558,536)	3,437,173

NET ASSETS
Beginning of Period	153,706	-	3,437,173	-
End of Period*	$ 223,623	$ 153,706	$ 2,878,637	$ 3,437,173
* Includes accumulated net investment loss of:	$ (1,909)	$ (346)	$ (34,167)	$ (9,906)

SHARE ACTIVITY
Shares Sold	5,288	14,852	18,119	364,509
Shares Reinvested	88	-	1,405	-
Shares Redeemed	-	-	(57,738)	(12,007)
Net increase in shares of beneficial interest outstanding	5,376	14,852	(38,214)	352,502

+	The Eclipse Strategy Fund and John Locke Strategy Fund commenced operations on January 25, 2012.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	QCM		Tiverton
	Strategy Fund		Strategy Fund
	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	March 31, 2013	September 30,	March 31, 2013	September 30,
	(Unaudited)	2012+	(Unaudited)	2012+
FROM OPERATIONS
Net investment loss	$ (349)	$ (53)	$ (74)	$ (49)
Net realized loss on investments	285	115	-	-
Net change in unrealized appreciation (depreciation) on
investments	(1,891)	358	(455)	(101)
Net increase (decrease) in net assets resulting from operations	(1,955)	420	(529)	(150)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	(420)	-	-	-
From distributions to shareholders	(420)	-	-	-
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	115,963	10,000	-	20,000
Net asset value of shares issued in reinvestment of distributions:	420	-	-	-
Payments for shares redeemed:	-	-	-	-
Net increase in net assets from shares of beneficial interest	116,383	10,000	-	20,000

TOTAL INCREASE (DECREASE) IN NET ASSETS	114,008	10,420	(529)	19,850

NET ASSETS
Beginning of Period	10,420	-	19,850	-
End of Period*	$ 124,428	$ 10,420	$ 19,321	$ 19,850
* Includes accumulated net investment loss of:	$ (822)	$ (53)	$ (74)	$ -

SHARE ACTIVITY
Shares Sold	12,070	1,024	-	2,015
Shares Reinvested	44	-	-	-
Shares Redeemed	-	-	-	-
Net increase in shares of beneficial interest outstanding	12,114	1,024	-	2,015

+	The QCM Strategy Fund commenced operations on January 25, 2012. The Tiverton Strategy Fund commenced operations on April 19, 2012.

See accompanying notes to consolidated financial statements.

Equinox Abraham Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class I
		Six Months Ended	Period Ended
		March 31, 2013	September 30,
		(Unaudited)	2012 (1)
Net asset value, beginning of period		$ 9.79	$ 10.00

Activity from investment operations:
	Net investment loss (2)	(0.03)	(0.04)
	Net realized and unrealized
	loss on investments	(0.09)	(0.17)
Total from investment operations		(0.12)	(0.21)

Net asset value, end of period		$ 9.67	$ 9.79

Total return (5)		(1.23)%	(2.10)%

Net assets, at end of period (000's)		$ 640	$ 20

Ratio of gross expenses to average
	net assets (3)(4)(6)	78.85%	650.63%
Ratio of net expenses to average
	net assets (4)(6)	1.10%	1.10%
Ratio of net investment loss
	to average net assets (4)(7)	(0.60)%	(1.10)%

Portfolio Turnover Rate (5)		0%	0%

(1)	The Equinox Abraham Strategy Fund commenced operations on April 19, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4)	Annualized.
(5)	Not annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

See accompanying notes to consolidated financial statements.

Equinox Absolute Return Plus Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class I
		Six Months Ended	Period Ended
		March 31, 2013	September 30,
		(Unaudited)	2012 (1)
Net asset value, beginning of period		$ 10.04	$ 10.00

Activity from investment operations:
	Net investment loss (2)	(0.04)	(0.05)
	Net realized and unrealized
	gain on investments	0.03	0.09
Total from investment operations		(0.01)	0.04

Less distributions from:
	Net investment income	(0.03)	-

Net asset value, end of period		$ 10.00	$ 10.04

Total return (5)		(0.10)%	0.40%

Net assets, at end of period (000's)		$ 25	$ 25

Ratio of gross expenses to average
	net assets (3)(4)(6)	585.21%	932.87%
Ratio of net expenses to average
	net assets (4)(6)	1.10%	1.10%
Ratio of net investment loss
	to average net assets (4)(7)	(0.80)%	(1.10)%

Portfolio Turnover Rate (5)		2%	0%

(1)	The Equinox Absolute Return Plus Strategy Fund commenced operations on April 19, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4)	Annualized.
(5)	Not annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

See accompanying notes to consolidated financial statements.

Equinox Chesapeake Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class I
		Six Months Ended	Period Ended
		March 31, 2013	September 30,
		(Unaudited)	2012 (1)
Net asset value, beginning of period		$ 9.53	$ 10.00

Activity from investment operations:
	Net investment loss (2)	(0.03)	(0.05)
	Net realized and unrealized
	loss on investments	(0.07)	(0.42)
Total from investment operations		(0.10)	(0.47)

Net asset value, end of period		$ 9.43	$ 9.53

Total return (5)		(1.15)%	(4.60)%

Net assets, at end of period (000's)		$ 5,030	$ 10

Ratio of gross expenses to average
	net assets (3)(4)(6)	7.82%	1218.72%
Ratio of net expenses to average
	net assets (4)(6)	1.10%	1.10%
Ratio of net investment loss
	to average net assets (4)(7)	(0.58)%	(1.10)%

Portfolio Turnover Rate (5)		0%	0%

(1)	The Equinox Chesapeake Strategy Fund commenced operations on April 19, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4)	Annualized.
(5)	Not annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

See accompanying notes to consolidated financial statements.

Equinox Crabel Strategy Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class I
		Six Months Ended	Period Ended
		March 31, 2013	September 30,
		(Unaudited)	2012 (1)
Net asset value, beginning of period		$ 10.00	$ 10.00

Activity from investment operations:
	Net investment loss (2)	(0.01)	-
	Net realized and unrealized
	gain on investments	0.19	-
Total from investment operations		0.18	-

Net asset value, end of period		$ 10.18	$ 10.00

Total return (5)		1.80%	0.00%

Net assets, at end of period (000's)		$ 10	$ 1

Ratio of gross expenses to average
	net assets (3)(4)	4425.96%	4178.45%
Ratio of net expenses to average
	net assets (4)	1.10%	0.00%
Ratio of net investment income (loss)
	to average net assets (4)	(1.04)%	0.00%

Portfolio Turnover Rate (5)		0%	0%

(1)	The Equinox Crabel Strategy Fund commenced operations on April 19, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4)	Annualized.
(5)	Not annualized.

See accompanying notes to consolidated financial statements.

Equinox Eclipse Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class I
		Six Months Ended	Period Ended
		March 31, 2013	September 30,
		(Unaudited)	2012 (1)
Net asset value, beginning of period		$ 10.35	$ 10.00

Activity from investment operations:
	Net investment loss (2)	(0.04)	(0.07)
	Net realized and unrealized
	gain (loss) on investments	0.81	0.42
Total from investment operations		0.77	0.35

Less distributions from:
	Net investment income	(0.06)	-

Net asset value, end of period		$ 11.06	$ 10.35

Total return (5)		7.49%	3.50%

Net assets, at end of period (000's)		$ 224	$ 154

Ratio of gross expenses to average
	net assets (3)(4)(6)	65.84%	186.07%
Ratio of net expenses to average
	net assets (4)(6)	1.10%	1.10%
Ratio of net investment loss
	to average net assets (4)(7)	(0.84)%	(1.09)%

Portfolio Turnover Rate (5)		28%	51%

(1)	The Equinox Eclipse Strategy Fund commenced operations on January 25, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4)	Annualized.
(5)	Not annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

See accompanying notes to consolidated financial statements.

Equinox John Locke Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class I
		Six Months Ended	Period Ended
		March 31, 2013	September 30,
		(Unaudited)	2012 (1)
Net asset value, beginning of period		$ 9.75	$ 10.00

Activity from investment operations:
	Net investment loss (2)	(0.03)	(0.07)
	Net realized and unrealized
	loss on investments	(0.52)	(0.18)
Total from investment operations		(0.55)	(0.25)

Less distributions from:
	Net investment income	(0.04)	-

Net asset value, end of period		$ 9.16	$ 9.75

Total return (5)		(5.69)%	(2.50)%

Net assets, at end of period (000's)		$ 2,879	$ 3,437

Ratio of gross expenses to average
	net assets (3)(4)(6)	5.20%	9.15%
Ratio of net expenses to average
	net assets (4)(6)	1.10%	1.10%
Ratio of net investment loss
	to average net assets (4)(7)	(0.74)%	(1.09)%

Portfolio Turnover Rate (5)		19%	45%

(1)	The Equinox John Locke Strategy Fund commenced operations on January 25, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4)	Annualized.
(5)	Not annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

See accompanying notes to consolidated financial statements.

Equinox QCM Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class I
		Six Months Ended	Period Ended
		March 31, 2013	September 30,
		(Unaudited)	2012 (1)
Net asset value, beginning of period		$ 10.18	$ 10.00

Activity from investment operations:
	Net investment loss (2)	(0.04)	(0.07)
	Net realized and unrealized
	gain (loss) on investments	(0.62)	0.25
Total from investment operations		(0.66)	0.18

Less distributions from:
	Net investment income	(0.05)	-

Net asset value, end of period		$ 9.47	$ 10.18

Total return (6)		(6.48)%	1.80%

Net assets, at end of period (000's)		$ 124	$ 10

Ratio of gross expenses to average		131.56%	1225.56%
	net assets (3)(4)(7)
Ratio of net expenses to average		1.10%	1.10%
	net assets (4)(7)
Ratio of net investment loss		(0.83)%	(1.07)%
	to average net assets (4)(8)
		11%	65%
Portfolio Turnover Rate (5)

(1)	The Equinox QCM Strategy Fund commenced operations on January 25, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4)	Annualized.
(5)	Not annualized.
(6)	Represents less than $0.01.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

See accompanying notes to consolidated financial statements.

Equinox Tiverton Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class I
		Six Months Ended	Period Ended
		March 31, 2013	September 30,
		(Unaudited)	2012 (1)
Net asset value, beginning of period		$ 9.85	$ 10.00

Activity from investment operations:
	Net investment loss (2)	(0.04)	(0.05)
	Net realized and unrealized
	loss on investments	(0.22)	(0.10)
Total from investment operations		(0.26)	(0.15)

Net asset value, end of period		$ 9.59	$ 9.85

Total return (5)		(2.64)%	(1.50)%

Net assets, at end of period (000's)		$ 19	$ 20

Ratio of gross expenses to average
	net assets (3)(4)(6)	571.38%	1012.08%
Ratio of net expenses to average
	net assets (4)(6)	1.10%	1.10%
Ratio of net investment loss
	to average net assets (4)(7)	(0.78)%	(1.08)%

Portfolio Turnover Rate (5)		0%	0%

(1)	The Equinox Tiverton Strategy Fund commenced operations on April 19, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4)	Annualized.
(5)	Not annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2013 (Unaudited)

1.

ORGANIZATION

The Equinox Abraham Strategy Fund (“Abraham Strategy”), Equinox Absolute Return Plus Strategy Fund (“Absolute Return Plus Strategy”), Equinox Chesapeake Strategy Fund (“Chesapeake Strategy”), Equinox Crabel Strategy Fund (“Crabel Strategy”) (formerly Equinox Crabel Two Plus Strategy Fund), Equinox Eclipse Strategy Fund (“Eclipse Strategy”), Equinox John Locke Strategy Fund (“John Locke Strategy”) Equinox QCM Strategy Fund (“QCM Strategy”) and Equinox Tiverton Strategy Fund (“Tiverton Strategy”) (each a “Fund”, collectively the “Funds”) are non-diversified series of shares of beneficial interest of Equinox Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 5, 2010, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. The Funds currently offer Class I (Institutional) Shares that are offered at net asset value. The investment objective of each Fund is to achieve long term capital appreciation.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Equinox Fund Management, LLC (the “Advisor”) fair values the investments of systematic trading companies based on the Commodity Trading Advisor’s (the “CTA”) estimated position information on a same-trading day basis. The Advisor reviews and approves current day pricing of the CTA positions, as received from the administrator of the systematic trading company, which includes intra-day volatility and volume, expenses and daily performance fees, which is then used to determine a daily fair value NAV for each CTA. The Advisor’s fair value NAV is back tested daily and reviewed by the Fund’s fair valuation committee on a regular basis.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2013 for the Funds’ assets and liabilities measured at fair value:

Abraham Strategy
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 376,603	$ -	$ -	$ 376,603
Total	$ 376,603	$ -	$ -	$ 376,603
Liabilities	Level 1	Level 2	Level 3	Total
Swap Contracts	$ -	$ 3,173	$ -	$ 3,173
Total	$ -	$ 3,173	$ -	$ 3,173

Absolute Return Plus Strategy
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 16,198	$ -	$ -	$ 16,198
Systematic Trading Companies	$ -	$ 4,000	$ -	$ 4,000
Total	$ 16,198	$ 4,000	$ -	$ 20,198

Chesapeake Strategy
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 3,018,091	$ -	$ -	$ 3,018,091
Total	$ 3,018,091	$ -	$ -	$ 3,018,091
Liabilities	Level 1	Level 2	Level 3	Total
Swap Contracts	$ -	$ 11,583	$ -	$ 11,583
Total	$ -	$ 11,583	$ -	$ 11,583

Crabel Strategy
Assets	Level 1	Level 2	Level 3	Total
Swap Contracts	$ -	$ 183	$ -	$ 183
Total	$ -	$ 183	$ -	$ 183

Eclipse Strategy
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 133,634	$ -	$ -	$ 133,634
Systematic Trading Companies	$ -	$ 50,905	$ -	$ 50,905
Total	$ 133,634	$ 50,905	$ -	$ 184,539

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

John Locke Strategy
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 1,897,443	$ -	$ -	$ 1,897,443
Systematic Trading Companies	$ -	$ 667,461	$ -	$ 667,461
Total	$ 1,897,443	$ 667,461	$ -	$ 2,564,904

QCM Strategy
Assets	Level 1	Level 2	Level 3	Total
Echange Traded Funds	$ 76,941	$ -	$ -	$ 76,941
Systematic Trading Companies	$ -	$ 29,819	$ -	$ 29,819
Total	$ 76,941	$ 29,819	$ -	$ 106,760

Tiverton Strategy
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 12,148	$ -	$ -	$ 12,148
Systematic Trading Companies	$ -	$ 3,093	$ -	$ 3,093
Total	$ 12,148	$ 3,093	$ -	$ 15,241

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Equinox Abraham Strategy Fund with Equinox Abraham Strategy Fund Limited (“EAS-CFC”), Equinox Absolute Return Plus Strategy Fund with Equinox Absolute Return Plus Strategy Fund Limited (“EMS-CFC”), Equinox Chesapeake Strategy Fund with Equinox Chesapeake Strategy Fund Limited (“ECS-CFC”), Equinox Crabel Strategy Fund with Equinox Crabel Strategy Fund Limited (“ECRS-CFC”), Equinox Eclipse Strategy Fund with Equinox Eclipse Strategy Fund Limited (“ES-CFC), John Locke Strategy Fund with Equinox John Locke Strategy Fund Limited ("EJLS-CFC"), Equinox QCM Strategy Fund with Equinox QCM Strategy Fund Limited (“EQCM-CFC”), and Equinox Tiverton Strategy Fund with Equinox Tiverton Strategy Fund Limited (“ETS-CFC”) – The Consolidated Financial Statements include the accounts of EAS-CFC, EMS-CFC, ECS-CFC, ECRS-CFC ES-CFC, EJLS-CFC, EQCM-CFC, and ETS-CFC, collectively the “CFCs”, wholly-owned and controlled subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may each invest up to 25% of their total assets in their respective controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with their respective investment objectives and policies.

The CFCs utilize commodity based derivative products to facilitate each Fund’s pursuit of their respective investment objectives. In accordance with their investment objective and through their exposure to the aforementioned commodity based derivative products, the Funds may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of their Prospectus.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

A summary of the Funds’ investments in the CFCs are as follows:

	Inception Date of CFC	CFC Net Assets at March 31, 2013	% Of the Fund's Total Net Assets at March 31, 2013
EAS-CFC	4/19/2012	$ 133,677	20.87%
EMS-CFC	4/19/2012	$ 4,078	16.29%
ECS-CFC	4/19/2012	$ 1,090,417	21.68%
ECRS-CFC	3/8/2013	$ 2,183	21.44%
ES-CFC	4/19/2012	$ 50,998	22.81%
EJLS-CFC	2/27/2012	$ 716,618	24.89%
EQCM-CFC	2/27/2012	$ 29,950	24.07%
ETS-CFC	4/19/2012	$ 3,108	16.09%

The systematic trading companies are minority owned commodity pool (CP) subsidiaries which invest in global derivatives markets through multiple Commodity Trading Advisors (CTA), each of whom is registered with the U.S. Commodity Futures Trading Commission and each of whom operate multiple trading programs. CTAs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options and forward contracts. It is anticipated the CTA programs will be tied to a variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products. The Funds held a non-controlling economic interest (less than 50%) in the systematic trading companies during the period ended March 31, 2013 and therefore did not consolidate the results of the systematic trading companies. The CFCs accounted for their respective investment in each systematic trading company at fair value, utilizing the net asset value provided by the underlying investment advisor. Investments in the systematic trading companies may be withdrawn on any business day given two business days’ notice.

The portfolio holdings of the underlying systematic trading companies were reviewed as of March 31, 2013 to determine if the proportionate interest in the underlying investments held by the systematic trading companies were greater than 5% of each Fund’s net asset value.  For each Fund, the proportionate interest in the underlying investments held by the systematic trading company represented less than 5% of the Fund’s net asset value as of March 31, 2013.

For tax purposes, the CFCs are exempted Cayman investment companies. The CFCs have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFCs are Controlled Foreign Corporations and as such are not subject to U.S. income tax. However, as wholly-owned Controlled Foreign Corporations, the CFCs net income and capital gain, to the extent of its earnings and profits, will be included each year in each Fund’s investment company taxable income.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that the part of the Fund’s cash is held at the Broker. The Fund could be unable to recover assets held at the Prime Broker, including assets directly traceable to the Fund, in the event of the Broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.   Dividends and distributions to shareholders are recorded on ex-dividend date.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Each Fund identifies its major tax jurisdictions as U.S. Federal, Colorado and foreign jurisdictions where the Fund makes significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Swap Agreements – Each Fund is subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments.   Each Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Consolidated Statement of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.   Each Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction.   Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities.   Each Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis.  Expenses specifically attributable to a particular Fund in the Trust are borne by that Fund.  Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Trust or another reasonable basis.

3. INVESTMENT TRANSACTIONS

For the period ended March 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, were as follows:

Fund	Purchases	Sales
Abraham Strategy	$ 376,363	$ -
Absolute Return Plus Strategy	16,381	242
Chesapeake Strategy	3,020,811	-
Crabel Strategy	-	-
Eclipse Strategy	166,302	26,267
John Locke Strategy	2,253,323	347,977
QCM Strategy	111,296	5,433
Tiverton Strategy	14,192	-

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Equinox Fund Management, LLC serves as the Funds’ Investment Advisor (the “Advisor”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. Certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of each Fund’s average daily net assets.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until January 28, 2014, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed 1.10%, per annum of each Fund’s average daily net assets. For the period ended March 31, 2013, the Advisor waived fees and reimbursed expenses as follows:

Fund
Abraham Strategy	$54,682
Absolute Return Plus Strategy	71,577
Chesapeake Strategy	56,004
Crabel Strategy	6,509
Eclipse Strategy	52,587
John Locke Strategy	63,812
QCM Strategy	54,604
Tiverton Strategy	54,167

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund's operating expenses are subsequently less than 1.10%, of average daily net assets the Advisor shall be entitled to reimbursement by that Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.10% of average daily net assets for each share class. If fund operating expenses subsequently exceed 1.10% per annum of the average daily net assets, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.  The Advisor may seek reimbursement for the following amounts through September 30, 2012:

Fund
Abraham Strategy	$13,067
Absolute Return Plus Strategy	13,101
Chesapeake Strategy	13,810
Crabel Strategy	18,610
Eclipse Strategy	58,839
John Locke Strategy	73,283
QCM Strategy	61,012
Tiverton Strategy	46,429

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Equinox Funds Trust has adopted, on behalf of the Funds, a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  During the period ended March 31, 2013, the Funds did not pay distribution related charges pursuant to the Plan.

Each Fund pays its pro rata share of an annual retainer of $20,000 to each Trustee who is not affiliated with the Trust or Advisor and reimburses Trustees for any reasonable expenses incurred attending the meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, each Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Funds.

5.   TAX COMPONENTS OF CAPITAL

As of September 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gains	Capital Loss Carry Forwards	Post October & Late Year Losses	Unrealized Appreciation/ (Depreciation)	Other Book/Tax Differences	Total Accumulated Earnings/ (Deficits)
Abraham Strategy	$ -	$ -	$ -	$ -	$ -	$ (219)	$ (219)
Absolute Return Plus Strategy	74	-	-	-	-	-	74
Cantab Strategy	-	-	-	-	-	-	-
Chesapeake Strategy	-	-	-	-	-	(454)	(454)
Crabel Two Plus Strategy	-	-	-	-	-	-	-
Eclipse Strategy	887	-	-	-	-	-	887
John Locke Strategy	12,777	-	-	-	(54,831)	-	(42,054)
QCM Strategy	420	-	-	-	-	-	420
Tiverton Strategy	-	-	-	-	-	(101)	(101)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment loss and accumulated net realized gain from investments is primarily attributable to adjustments for the Funds’ wholly owned subsidiaries.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of net operating losses, resulted in reclassification for the period ended September 30, 2012 as follows:

	Paid in Capital	Accumulated Net Investment Loss
Abraham Strategy	$ (22)	$ 22
Absolute Return Plus Strategy	-	-
Cantab Strategy	-	-
Chesapeake Strategy	(13)	13
Crabel Two Plus Strategy	-	-
Eclipse Strategy	-	-
John Locke Strategy	-	-
QCM Strategy	-	-
Tiverton Strategy	(49)	49

6.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of March 31, 2013, beneficial ownership in excess of 25% is as follows:

	Beneficial Owner	% of Outstanding Shares
Abraham Strategy	Pershing, LLC (for the benefit of others)	92%
Absolute Return Plus Strategy	Equinox Fund Management, LLC	40%
Absolute Return Plus Strategy	NFS, LLC (for the benefit of others)	60%
Chesapeake Strategy	Chesapeake Holding Co.	99%
Crabel Strategy	Equinox Fund Management, LLC	100%
Eclipse Strategy	NFS, LLC (for the benefit of others)	80%
John Locke Strategy	Charles Schwab (for the benefit of others)	99%
QCM Strategy	Charles Schwab (for the benefit of others)	72%
Tiverton Strategy	Equinox Fund Management, LLC	50%
Tiverton Strategy	NFS, LLC (for the benefit of others)	50%

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

7. UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Chesapeake Strategy Fund and John Locke Strategy Fund currently invest a portion of their assets in iShares Barclays 1-3 Year Credit Bond Fund, (the “iShares Barclays Bond Fund”). The iShares Barclays Bond Fund is a separate diversified series of shares of beneficial interest of iShares Trust, organized as a Delaware statutory trust and is registered under the 1940 Act as an open-end management investment company. The Chesapeake Strategy Fund and John Locke Strategy Fund may redeem their investments from the iShares Barclays Bond Fund at any time if the Advisor determines that it is in the best interest of the Chesapeake Strategy Fund and John Locke Strategy Fund and its shareholders to do so.

The performance of the Chesapeake Strategy Fund and John Locke Strategy Fund may be directly affected by the performance of the iShares Barclays Bond Fund. The financial statements of the iShares Barclays Bond Fund, including the portfolio of investments, can be found at the iShares website, www.ishares.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of March 31, 2013, the Chesapeake Strategy Fund and John Locke Strategy Fund invested 30.2% and 33.0%, respectively, of their net assets in the iShares Barclays Bond Fund.

The Abraham Strategy Fund, Absolute Strategy Fund, Chesapeake Strategy Fund, Eclipse Strategy Fund, John Locke Strategy Fund, QCM Strategy Fund, and Tiverton Strategy Fund currently invest a portion of their assets in the Vanguard Short-Term Bond ETF (the “Vanguard Short-Term Bond Fund”).  The Vanguard Short-Term Bond Fund is a separate diversified series of shares of beneficial interest of the Vanguard Trust, organized as a Pennsylvania statutory trust and is registered under the 1940 Act as an open-end management investment company. The Abraham Strategy Fund, Absolute Strategy Fund, Chesapeake Strategy Fund, Eclipse Strategy Fund, John Locke Strategy Fund, QCM Strategy Fund, and Tiverton Strategy Fund may redeem their investments from the Vanguard Short-Term Bond Fund at any time if the Advisor determines that it is the best interest of the Funds and its shareholders to do so.

The performance of the Abraham Strategy Fund, Absolute Strategy Fund, Chesapeake Strategy Fund, Eclipse Strategy Fund, John Locke Strategy Fund, QCM Strategy Fund, and Tiverton Strategy Fund may be directly affected by the performance of the Vanguard Short-Term Bond Fund. The financial statements of the Vanguard Short-Term Bond Fund, including the portfolio of investments, can be found at the Vanguard website, www.vanguard.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of March 31, 2013, investments in the Vanguard Short-Term Bond Fund were as follows:

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

	Underlying Investments	% Invested as of March 31, 2013
Abraham Strategy	Vanguard Short-Term Bond ETF	58.8%
Absolute Return Strategy	Vanguard Short-Term Bond ETF	64.7%
Chesapeake Strategy	Vanguard Short-Term Bond ETF	29.8%
Eclipse Strategy	Vanguard Short-Term Bond ETF	59.8%
John Locke Strategy	Vanguard Short-Term Bond ETF	32.9%
QCM Strategy	Vanguard Short-Term Bond ETF	61.8%
Tiverton Strategy	Vanguard Short-Term Bond ETF	62.9%

8.  NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standard Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. In January 2013 the FASB issued ASU No. 2013-01, which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Funds’ financial statements.

9.  SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events, except as noted above, to report through the issuance of these financial statements.

Equinox Funds Trust

EXPENSE EXAMPLES

March 31, 2013 (Unaudited)

As a shareholder of the Equinox Abraham Strategy Fund, the Equinox Absolute Return Plus Strategy Fund, the Equinox Chesapeake Strategy Fund, the Equinox Crabel Strategy Fund, the Equinox Eclipse Strategy Fund, the Equinox John Locke Strategy Fund, the Equinox QCM Strategy Fund, or the Equinox Tiverton Strategy Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012* through March 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each of Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
Actual	10/1/2012	3/31/2013	10/1/12 - 3/31/13	Expense Ratio
Abraham Strategy – Class I	$ 1,000.00	$ 987.70	$ 5.36	1.10%
Absolute Return Plus Strategy – Class I	1,000.00	999.00	5.39	1.10%
Chesapeake Strategy – Class I	1,000.00	988.50	5.36	1.10%
Crabel Strategy – Class I	1,000.00	1,018.00	5.44	1.10%
Eclipse Strategy - Class I	1,000.00	1,074.90	5.60	1.10%
John Locke Strategy - Class I	1,000.00	943.10	5.24	1.10%
QCM Strategy - Class I	1,000.00	935.20	5.22	1.10%
Tiverton Strategy – Class I	1,000.00	973.60	5.32	1.10%

Equinox Funds Trust

EXPENSE EXAMPLES (Continued)

March 31, 2013 (Unaudited)

	Beginning	Ending	Expenses Paid
Hypothetical	Account Value	Account Value	During Period*	Annualized
(5% return before expenses)	10/1/2012	3/31/2013	10/1/12 - 3/31/13	Expense Ratio
Abraham Strategy – Class I	$ 1,000.00	$ 1,019.13	$ 5.45	1.10%
Absolute Return Plus Strategy – Class I	1,000.00	1,019.13	5.45	1.10%
Crabel Strategy – Class I	1,000.00	1,019.13	5.45	1.10%
Chesapeake Strategy – Class I	1,000.00	1,019.13	5.45	1.10%
Eclipse Strategy - Class I	1,000.00	1,019.13	5.45	1.10%
John Locke Strategy - Class I	1,000.00	1,019.13	5.45	1.10%
QCM Strategy - Class I	1,000.00	1,019.13	5.45	1.10%
Tiverton Strategy – Class I	1,000.00	1,019.13	5.45	1.10%

* Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Equinox Funds Trust

SUPPLEMENTAL INFORMATION

March 31, 2013 (Unaudited)

At an in-person meeting held on May 11, 2011, the Board of Trustees (the “Board”) of Equinox Funds Trust (the “Trust”), including those Trustees who are not “interested persons” (“Independent Trustees”) as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously approved an investment advisory agreement (the “Agreement”) between Equinox Fund Management, LLC (the “Adviser”) and the Trust, on behalf of each of the following nine series of the Trust: (i) Equinox Abraham Strategy Fund, (ii) Equinox Absolute Return Plus Strategy Fund, (iii) Equinox Cantab Strategy Fund, (iv) Equinox Chesapeake Strategy Fund, (v) Equinox Crabel Two Plus Strategy Fund, (vi) Equinox Eclipse Strategy Fund, (vii) Equinox John Locke Strategy Fund, (viii) Equinox QCM Strategy Fund and (ix) Equinox Tiverton Strategy Fund (each a “Fund” and collectively the “Funds”).  In determining whether to approve the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) services to be performed for the Funds, (ii) the size and qualifications of the Adviser’s portfolio management team, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of a Fund, (iv) how the Adviser will manage the Funds including a general description of its investment decision-making process, sources of information and investment strategies, (v) investment performance information, (vi) brokerage selection procedures, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service a Fund, and (ix) compliance with federal securities laws and other regulatory requirements. In addition, the Trustees also received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement.  Legal counsel to the Board reviewed with the Trustees the relevant case law with respect to the approval of an investment advisory agreement by the Trustees of an investment company.  In addition, the Trustees were reminded that the SEC requires disclosure in shareholder reports to discuss, in reasonable detail, the material factors and the conclusions that formed the basis for a Board’s approval of an investment advisory agreement.

Representative of the Adviser attended the meeting in person and discussed the Adviser’s history, experience with managed futures funds, and the Funds’ investment strategies in connection with the proposed Agreement and answered questions from the Board.  The Trustees reviewed information provided by the Adviser regarding the proposed advisory fees and an analysis of these fees in relation to the proposed delivery of the services to each Fund, the estimated costs of providing such services and the anticipated profitability of the Adviser in general and as a result of the fees to be received from a Fund, and any other ancillary benefit resulting from the Adviser’s relationship with a Fund.

The Trustees reviewed the services to be provided to the Funds by the Adviser as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds.  The Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund were appropriate and consistent with the terms of the Agreement, respectively, that the quality of the proposed services appeared to be consistent with industry norms and that each Fund were likely to benefit from the provision of those services.  They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve each Fund effectively and had demonstrated its ability to attract and retain qualified personnel.

Equinox Funds Trust

SUPPLEMENTAL INFORMATION (Continued)

March 31, 2013 (Unaudited)

The Trustees then considered the costs of the services to be provided by the Adviser, the proposed compensation and expected benefits received by the Adviser in providing services to each Fund, as well as the Adviser’s anticipated profitability.  It was noted that the Adviser’s anticipated level of profitability is an important factor to consider, and the Trustees should be satisfied that the Adviser’s profits are sufficient to continue as a healthy concern generally and as investment adviser of each Fund specifically.  The Trustees concluded that the Adviser’s anticipated fees derived from its relationship with the Trust in light of each Fund’s expenses, were reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies.  In so concluding, the Trustees noted that the Adviser has contractually agreed to waive the fee it receives from each Fund in an amount equal to the management fee paid to the Adviser by each Fund’s respective wholly-owned subsidiary.  The Trustees also concluded that the overall expense ratio of the each Fund was reasonable, taking into account the projected growth and size of each Fund, the quality of services to be provided by the Adviser, and the expense limitations agreed to by the Adviser.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as each Fund grows, and whether the fee levels reflect these economies of scale for the benefit of shareholders.  The Board determined that economies of scale should be achieved at higher asset levels for each Fund for the benefit of each Fund’s shareholders.  Nevertheless, the Board concluded that, based on expected asset levels, the benefits derived from economies of scale were given minimal weight at this time.  The Board further noted it will consult with the Adviser from time to time regarding the implementation of asset level breakpoint reductions in the advisory fee as each Fund’s assets increase and actual economies of scale are achieved.

In arriving its decision to approve the Agreement, the Board did not identify any single matter as controlling, but made their determination in light of all the relevant factors and circumstances.

Rev. August 2011

PRIVACY NOTICE
FACTS	WHAT DOES EQUINOX FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

  The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Purchase History

▪ Assets

▪ Account Balances

▪ Retirement Assets

▪ Account Transactions

▪ Transaction History

▪ Wire Transfer Instructions

▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Equinox Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Equinox Funds Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 1-888-643-3431

Who we are
Who is providing this notice?	Equinox Funds Trust
What we do
How does Equinox Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Equinox Funds Trust collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Equinox Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Equinox Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Equinox Funds Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISOR

Equinox Fund Management, LLC

1775 Sherman Street, Suite 2500

Denver, CO 80203

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

/s/ Robert J. Enck

       Robert J. Enck, President

Date

6/6/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert J. Enck

        Robert J. Enck, President

Date

6/6/13

By (Signature and Title)

/s/ Vance J. Sanders

       Vance J. Sanders, Treasurer

Date

6/6/13